Long-Term Debt -Minimum principal payments (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	Apr. 30, 2021	Jan. 31, 2021
Short-term Debt [Line Items]
2022 (remaining 9 months)	$ 3,900	$ 5,200
2023	10,400	10,400
2024	10,400	10,400
2025	112,700	112,700
2026	381,300	381,300
Total payments	518,700	520,000
Less: Current portion	(6,500)
Less: Unamortized Fresh-Start Reporting Fair Value Adjustment	(4,273)	$ (4,564)
Long-term portion	$ 507,927